Document and Entity Information	3 Months Ended
Jun. 30, 2013
Document And Entity Information
Entity Registrant Name	ZIM CORP
Entity Central Index Key	0001124160
Document Type	6-K
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2013

Consolidated Statements of Operations (USD $)	3 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Revenue
Mobile	$ 38,363	$ 16,745
Software	37,171	34,034
Software maintenance and consulting	193,963	246,465
Total revenue	269,497	297,244
Operating expenses
Cost of revenue	20,642	27,844
Selling, general and administrative	279,522	256,109
Research and development	155,361	141,943
Total operating expenses	455,525	425,896
Income (loss) from operations	(186,028)	(128,652)
Other income (expense):
Interest income , net	11,998	26,429
Total other income	11,998	26,429
Income (loss) before income taxes	(174,030)	(102,223)
Income tax benefit	$ 59,140	$ 38,073
Net income	$ (114,890)	$ (64,150)
Basic and diluted income per share	$ (0.001)	$ (0.001)
Weighted average number of shares outstanding	135,460,867	125,460,867

Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Mar. 31, 2013
Current assets
Cash and cash equivalents	$ 1,258,338	$ 1,591,507
Accounts receivable, net	77,873	154,471
Investment tax credits receivable	306,942	293,806
Other tax credits	142,373	126,517
Prepaid expenses	15,680	22,345
Total Current Assets	1,801,206	2,188,646
Investments	191,001	198,037
Long term deposits	9,722	9,722
Intangible assets	21,403	24,615
Property and equipment, net	23,185	26,607
Total Assets	2,046,517	2,447,627
Current liabilities
Accounts payable	14,403	9,879
Accrued liabilities	60,167	66,591
Deferred revenue	223,779	217,065
Total current liabiliities	298,349	293,535
Deferred rent
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at December 31, 2012 and March 31, 2012.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at December 31, 2012 and March 31, 2012.
Common shares, no par value, Unlimited authorized shares; 135,460,867 shares issued and outstanding as at June 30, 2013 and 135,460,867 shares as at March 31, 2013.	19,362,796	19,362,796
Additional paid-in capital	2,865,740	2,865,740
Accumulated deficit	(20,428,240)	(20,313,500)
Accumulated other comprehensive income	(52,128)	239,056
Total shareholders' equity	1,748,168	2,154,092
Total liability and equity	$ 2,046,517	$ 2,447,627

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Mar. 31, 2013
Statement of Financial Position [Abstract]
Dividend rate redeemable	$ 1	$ 1
Common shares issued	135,460,867	135,460,867
Common shares outstanding	135,460,867	135,460,867

Consolidated Statements of Cash Flows (USD $)	3 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
OPERATING ACTIVITIES
Net income	$ (114,890)	$ (64,150)
Items not involving cash:
Depreciation of property and equipment	2,321	3,105
Amortization of intangible assets	2,443	2,475
Gain on disposition of assets
Stock-based compensation
Changes in operating working capital:
Decrease (increase) in accounts receivable	76,598	59,213
Decrease (increase) in investment tax credits	(28,992)	(42,225)
Decrease (increase) in prepaid expenses	6,665	8,395
Increase (decrease) in accounts payable	4,524	66,762
Increase (decrease) in accrued liabilities	(6,424)	(9,998)
Increase (decrease) in deferred revenue	6,714	49,044
Cash flows provided by operating activities	(51,041)	72,651
INVESTING ACTIVITIES
Purchase of property and equipment		(3,364)
Proceeds on sale of assets
Cash flows used in investing activities		(3,364)
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	(282,128)	(159,967)
Increase in cash and cash equivalents	(333,169)	(90,680)
Cash and cash equivalents, beginning of period	1,591,507
Cash and cash equivalents, end of period	$ 1,258,338	$ 1,671,491

Basis of Presentation	3 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Basis of Presentation

1 - BASIS OF PRESENTATION

The accompanying unaudited selected financial data of ZIM Corporation (“ZIM”, “we”, “our” or the “Company”) and its subsidiaries have been prepared pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States of America (US GAAP) have been condensed or omitted pursuant to such rules and regulations. The condensed consolidated balance sheet as of March 31, 2013 has been derived from our audited consolidated financial statements for the year ended March 31, 2013. These selected financial data should be read in conjunction with the financial statements and notes thereto included in the latest annual report on Form 20-F. These data have been prepared on the same basis as the audited consolidated financial statements for the year ended March 31, 2013 and, in the opinion of management, include all adjustments considered necessary for a fair presentation of the financial position, results of operations and cash flows of the Company. Unless otherwise stated in this Form 6-K the information contained herein has not been audited or reviewed by an independent auditor. The results of operations for the three month period ended June 30, 2013 are not necessarily indicative of the results to be expected for the full year.

Equity Investment	3 Months Ended
Jun. 30, 2013
Equity Method Investments and Joint Ventures [Abstract]
Equity Investment

1 - BASIS OF PRESENTATION

The accompanying unaudited selected financial data of ZIM Corporation (“ZIM”, “we”, “our” or the “Company”) and its subsidiaries have been prepared pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States of America (US GAAP) have been condensed or omitted pursuant to such rules and regulations. The condensed consolidated balance sheet as of March 31, 2013 has been derived from our audited consolidated financial statements for the year ended March 31, 2013. These selected financial data should be read in conjunction with the financial statements and notes thereto included in the latest annual report on Form 20-F. These data have been prepared on the same basis as the audited consolidated financial statements for the year ended March 31, 2013 and, in the opinion of management, include all adjustments considered necessary for a fair presentation of the financial position, results of operations and cash flows of the Company. Unless otherwise stated in this Form 6-K the information contained herein has not been audited or reviewed by an independent auditor. The results of operations for the three month period ended June 30, 2013 are not necessarily indicative of the results to be expected for the full year.